MAJOR CUSTOMERS AND SUPPLIERS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) customer item	Dec. 31, 2020 CNY (¥) customer item	Dec. 31, 2019 CNY (¥) item customer
Revenue
Revenue	¥ 7,818,681	¥ 5,738,972	¥ 4,122,405
Number of Suppliers | item	1	2	2
Revenues | Customer concentration
Revenue
Number of contracting customers generated over 10% of the Company's total revenues | customer	4	3	3
Revenues | Customer concentration | Customer A
Revenue
Revenue	¥ 1,736,295	¥ 1,347,165	¥ 1,010,794
Revenues | Customer concentration | Customer B
Revenue
Revenue	964,414	847,620	712,780
Revenues | Customer concentration | Customer C
Revenue
Revenue	873,378	¥ 674,621	¥ 535,990
Revenues | Customer concentration | Customer D
Revenue
Revenue	¥ 785,528